Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Other reserves [member]	Cumulative Translation Adjustment [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 22,204,510	$ 568,124	$ (308,667)	$ (14,747,521)	$ 7,716,446
Beginning balance, shares at Dec. 31, 2024	19,677,134
IfrsStatementLineItems [Line Items]
Private placements	$ 931,100				931,100
Private placements, shares	1,881,010
Warrant liability	$ (72,938)				(72,938)
Shares issued for debt	$ 49,315				49,315
Shares issued for debt, shares	99,091
Shares issued for mineral properties	$ 25,000				25,000
Shares issued for mineral properties, shares	50,505
Shares issued for services	$ 110,862	(110,862)	0	0	0
Shares issued for services, shares	223,963
Nova shares reissued	$ 0	0	0	0	0
Nova shares reissued, shares	4,430,830
Share-based payments		124,881			124,881
Foreign currency translation adjustment			7,404		7,404
Loss and comprehensive loss for the period				1,889,215	1,889,215
Ending balance, value at Sep. 30, 2025	$ 23,247,849	582,143	(301,263)	(12,858,306)	10,670,423
Ending balance, shares at Sep. 30, 2025	26,362,533
Beginning balance, value at Dec. 31, 2025	$ 25,172,222	812,585	(430,033)	(14,936,470)	10,618,304
Beginning balance, shares at Dec. 31, 2025	31,567,535
IfrsStatementLineItems [Line Items]
Elimination of cumulative translation adjustment	$ 1,717,937	(162,228)	430,033	(1,207,052)	778,690
Shares issued for mineral properties	$ 2,310,000				2,310,000
Shares issued for mineral properties, shares	4,242,429
Shares issued for services	$ 27,000				27,000
Shares issued for services, shares	56,768
Transfer of warrant liability to share capital	$ 1,832,191				1,832,191
Share-based payments		892,052			892,052
Loss and comprehensive loss for the period				(5,959,914)	(5,959,914)
Ending balance, value at Sep. 30, 2026	$ 31,059,350	$ 1,542,409		$ (22,103,436)	$ 10,498,323
Ending balance, shares at Sep. 30, 2026	35,866,732